Financial Instruments (Details 2) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Nondesignated as Hedging Instrument [Member] | Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 5,492	$ (8,229)
Designated As Hedging Instrument [Member] | Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(1,581)	9,308
Nondesignated as Hedging Instrument [Member] | Selling, General and Administrative Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(67,744)	61,308
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(87,740)	(102,612)
Amount of (Gain) or Loss Recognized in Income on Derivatives	(1,581)	9,308
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(73,937)	(89,177)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(13,803)	(13,435)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (62,252)	$ 53,079